Annual Total Returns- DWS High Income VIP (Class A) [BarChart] - Class A - DWS High Income VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.84%	14.91%	7.91%	1.47%	(4.44%)	12.87%	7.51%	(2.52%)	15.69%	6.24%